Right of Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Right of Use Assets and Lease Liabilities
RIGHT OF USE ASSETS AND LEASE LIABILITIES

The group leases various assets including buildings, plant and equipment and vehicles. Some of the group’s lease obligations are secured by the lessors’ title to the leased assets for such leases.

RIGHT OF USE ASSETS

US dollar millions	Mine Infra- structure	Land and buildings	Total

Cost
Impact of adopting IFRS 16 - 1 January 2019	119	9	128
Additions
- stay-in-business capital	32	—	32
Transfers and other movements(1)	58	15	73
Transfer to non-current assets and liabilities held for sale	—	(1)	(1)
Translation	—	1	1
Balance at 31 December 2019	209	24	233

Accumulated amortisation and impairments
Balance at 1 January 2019	—	—	—
Amortisation for the year	40	2	42
Transfers and other movements(1)	21	12	33
Balance at 31 December 2019	61	14	75
Net book value at 31 December 2019	148	10	158

(1) Relates to contracts previously classified as leases under IAS 17, which the group has reassessed upon initial transition as leases under IFRS 16 as of 1 January 2019.

16.    RIGHT OF USE ASSETS AND LEASE LIABILITIES (continued)

LEASE EXPENSES

US dollar millions	2019
Amounts recognised in the income statement
Amortisation expense on right of use assets	42
Interest expense on lease liabilities	10
Expenses on short term leases	83
Expenses on variable lease payments not included in the lease liabilities	220
Expenses on leases of low value assets	2

These expenses are allocated to cost of sales and corporate, administration and other costs.

Total cash outflow for leases during the period amounted to $51m, consisting of repayments of liabilities of $42m and finance costs paid of $9m.

LEASE LIABILITIES

US Dollar million	2019
Lease liabilities
Non-current	126
Current	45
Total	171

US Dollar million	2019
Reconciliation of lease liabilities
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance
Lease liabilities recognised	160
Repayment of lease liabilities	(42)
Finance costs paid on lease liabilities	(9)
Interest charged to the income statement	10
Reclassification of finance leases from borrowings	60
Change in estimate	(5)
Translation	(3)
Closing balance	171
Lease finance costs paid included in the statement of cash flows	9

US Dollar million	2019
Maturity analysis of lease liabilities
Undiscounted cash flows
Less than and including 1 year	52
Between 1 and 5 years	89
Five years and more	57
Total	198

16.    RIGHT OF USE ASSETS AND LEASE LIABILITIES (continued)

US Dollar million	2019
Reconciliation between IFRS 16 lease liabilities and lease commitments as at 31 December 2018
Lease liabilities at 1 January 2019	128
Discounting of lease liabilities	16
Non-qualifying leases (1)	121
Lease commitments at 31 December 2018	265

(1) Non-qualifying leases include leases that are short term in nature, low value items, or where the contractual repayment structures are variable in nature only, as well as the service components of qualifying contracts, not capitalised as part of the initial cost of the right of use assets.

The company does not face a significant liquidity risk with regard to its lease liabilities. Lease liabilities are monitored within the company’s treasury function.
All lease contracts contain market review clauses in the event that AngloGold Ashanti exercises its option to renew.

Certain of the group’s contracts have a payment structure that is variable in nature and hence do not qualify for IFRS 16 lease accounting. These contracts consist of mostly mining and drilling contracts. The variable nature of these contracts is to allow equal sharing of pain and gain between the group and its contractors. The cash flows are not disclosed as their variability does not permit reliable forecasts. Short-term, low value and variable contracts continue to be recognised within cost of sales.

The weighted average incremental borrowing rate at the date of initial application is 4.72%.